Segmental analysis (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Summary of contributions by reportable segments
Reported contribution of the Global Integrated Agencies segment was as follows:

	Six Months Ended 30 June 2026	Six Months Ended 30 June 2025 (restated)[1]
	£m	£m
Revenue	6,373	6,663
Headline operating profit[2]	398	412

Adjusting items within IFRS operating profit[2]	(137)	(191)
Financing items[3]	(169)	(140)
Earnings from associates	14	17
Reported profit before taxation	106	98
Notes
[1] Prior year comparatives have been restated to reflect the organisational changes outlined above.
2 A reconciliation from reported profit before taxation to headline operating profit is also provided in Note 11.
[3] Financing items include finance and investment income, finance costs and revaluation and retranslation of financial instruments.

Summary of contributions by reportable segment
Reported contributions by geographical area were as follows:

	Six Months Ended 30 June 2026	Six Months Ended 30 June 2025 (restated)[1]
	£m	£m
Revenue[2]
North America[3]	2,374	2,537
EMEA[4]	2,609	2,650
APAC	1,099	1,188
LATAM	291	288
	6,373	6,663
Revenue less pass-through costs[2,5]
North America[3]	1,792	1,966
EMEA[4]	1,965	2,037
APAC	701	744
LATAM	287	279

Headline operating profit[2,6]
North America[3]	241	281
EMEA[4]	117	92
APAC	27	26
LATAM	13	13
	398	412
Adjusting items within IFRS operating profit[6]	(137)	(191)
Financing items[7]	(169)	(140)
Earnings from associates	14	17
Reporting profit before tax	106	98
Notes
[1] The Group’s geographical areas have been reorganised. Prior year comparatives have been restated to reflect these changes.
[2] Interregional transactions have not been separately disclosed as they are not material.
[3] North America includes the US, which has revenue of £2,255 million (2025: £2,387 million), revenue less pass-through costs of £1,694 million (2025: £1,852 million) and headline operating profit of £225 million (2025: £264 million).
4 EMEA includes the United Kingdom, which has revenue of £954 million (2025: £1,011 million), revenue less pass-through costs of £705 million (2025: £749 million) and headline operating profit of £66 million (2025: £47 million).
[5] Revenue less pass-through costs is revenue less media and other pass-through costs. Pass-through costs comprise fees paid to external suppliers where they are engaged to perform part or all of a specific project and are charged directly to clients, predominantly media costs. See Note 3 for more details.
6 A reconciliation from reported profit before taxation to headline operating profit is also provided in Note 11.
[7] Financing items include finance and investment income, finance costs and revaluation and retranslation of financial instruments.